Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.44%
Blended Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.40%	6.82%	8.20%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	2.46%	4.77%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.77%	3.17%	4.79%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.08%	4.98%	6.82%
Performance Inception Date	Mar. 02, 1964
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.86%	5.35%	6.58%
Performance Inception Date	May 31, 1994
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.16%	6.59%	7.81%
Performance Inception Date	Aug. 25, 2014
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.05%	6.48%	7.70%
Performance Inception Date	Jul. 03, 1995
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.09%	6.43%	7.66%
Performance Inception Date	Mar. 14, 2005